Discontinued operations and Assets classified as held for sale	12 Months Ended
Sep. 30, 2024
Discontinued operations and Assets classified as held for sale
Discontinued operations and Assets classified as held for sale

12.    Discontinued operations and Assets classified as held for sale

(i) General Description

In May 2023, Arqit announced that it was selling its satellite division consisting of satellite assets under construction, patents, customer contracts and an engineering team. Following that announcement, the satellite division was reported as discontinued operations and classified as a disposal group held for sale in the 2023 annual financial statements.

During the year ended 30 September 2024, Arqit was unsuccessful in its efforts to identify a buyer for the satellite division and/or related IP, and as a result determined that its satellite assets were no longer considered as held for sale as at 30 September 2024. At 30 September 2023, the carrying amount of assets classified as held for sale was $38.7 million, with liabilities directly associated with assets classified as held for sale of $5.9 million. The assets of the satellite division have been fully impaired as at 30 September 2024, and liabilities derecognised.

(ii) Assets and liabilities held for sale

The following major classes of assets and liabilities relating to these operations have been classified as held for sale in the consolidated statement of financial position as at 30 September:

	2024	2023	2022
	$'000	$'000	$'000
Property, plant and equipment	—	—	—
Investment property	—	—	—
Intangible assets	—	38,677	—
Trade and other receivables	—	—	—
Other financial assets	—	—	—
Assets held for sale	—	38,677	—

Deferred government grants	—	5,869	—
Employee benefits	—	—	—
Other financial liabilities	—	—	—
Liabilities held for sale	—	5,869	—

The impact on the statement of comprehensive income is as below:

	2024	2023	2022
	$'000	$'000	$'000
Other operating income	—	4,986	12,843
Administrative expenses	(1,056)	(13,806)	(1,176)
Impairment loss on asset held for sale and derecognition of liability held for sale	(32,972)	(17,601)	—
R&D tax credit	3,424	—	—
(Loss)/Profit from discontinued operations, net of tax	(30,604)	(26,421)	11,667

Arqit discontinued the satellite division during the year and as a result reclassified $17.601 million of impairment losses on intangible assets and $12.335 million of impairment loss on trade receivables and contract assets related to its satellite assets for the year ended September 30, 2023 from “impairment loss on intangible assets” and “impairment loss on trade receivables and contract assets” respectively to “(loss)/profit from discontinued operations, net of tax” during the year ended September 30, 2024.

The net cash flows associated with the discontinued operations are as follow:

	2024	2023	2022
	$'000	$'000	$'000
Net cash used in operating activities	(1,056)	4,986	12,843
Net cash used in investing activities	(2,659)	(12,438)	(25,021)
Net cash generated from financing activities	1,331	1,316	2,161
Net cash flows for the year	(2,383)	(6,136)	(10,017)

Net cash flow of the discontinued operations is indicative of the cash investment Arqit made in developing the quantum satellite.